Summary of Significant Accounting Policies (Tables) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020
Schedule of cash and cash equivalents and restricted cash

	December 31,
	2020	2019
Cash and cash equivalents	$49,583	$47,341
Restricted cash and cash equivalents	3,122	4,315
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statement of Cash Flows	$52,705	$51,656

Schedule of property and equipment

		Carrying Value
		December 31,
Asset Category	Estimated Useful Life, in Years	2020	2019
Furniture, fixtures, and equipment	7 years	$555	$555
Computer hardware	5 years	868	639
Computer software(a)	1 – 3 years	11,973	8,921
Leasehold improvements	Shorter of life of improvement or lease term	421	421
		13,817	10,536
Accumulated amortization and depreciation(b)(c)		(8,092)	(4,861)
		$5,725	$5,675
(a)	Amounts include $11.8 million and $8.7 million of capitalized internally developed software costs at December 31, 2020 and 2019, respectively.
(b)	Amounts include $7.2 million and $4.3 million of accumulated amortization for capitalized internally developed software costs at December 31, 2020 and 2019, respectively.
(c)	For the years ended December 31, 2020 and 2019, respectively, $2.9 million and $2.4 million of the $3.2 million and $2.7 million total amortization and depreciation expense on property and equipment consisted of amortized capitalized internally developed software costs. At December 31, 2020, the approximate aggregate annual amortization expense for capitalized internally developed software costs are as follows:

Schedule of aggregate annual amortization expense for capitalized internally developed software costs

2021	$2,468
2022	1,518
2023	547
2024	—
2025	—
Thereafter	—
$4,533

Schedule of revenue

	For the Year Ended
	December 31,
	2020	2019
Platform fees, net(a)(b)	$66,853	$51,424
Other revenues(c)	2,711	1,760
Total revenue	$69,564	$53,184
(a)	Amounts presented net of variable consideration in the form of rebates to certain contractors.
(b)	Includes revenues of $2.3 million earned from Sunlight’s facilitation of the sale of Indirect Channel Loans from its Bank Partner to an affiliate during the year ended December 31, 2019.
(c)	Includes monitoring, administration, and other ancillary fees Sunlight earns that are incidental to its primary operations. Sunlight earned $0.2 million and $0.2 million in administrative fees from an affiliate for the years ended December 31, 2020 and 2019, respectively. (Note 8)